Trade receivables and other current assets - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accumulated impairment | Trade and other receivables
Trade receivables and other current assets
ECL balance	$ 1,455	$ 1,453